CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Goodwill and intangible assets with indefinite useful lives	€ 13,055	€ 14,257
Other intangible assets	12,519	12,447
Property, plant and equipment	27,582	28,608
Investments accounted for using the equity method	2,086	2,009
Other financial assets	331	340
Deferred tax assets	1,096	1,689
Other receivables	1,721	2,376
Tax receivables	95	94
Prepaid expenses and other assets	394	535
Other non-current assets	798	757
Total Non-current assets	59,677	63,112
Inventories	8,094	9,722
Assets sold with a buy-back commitment	852	1,626
Trade and other receivables	5,545	6,628
Tax receivables	89	372
Prepaid expenses and other assets	457	524
Other financial assets	851	670
Cash and cash equivalents	23,846	15,014
Assets held for sale	319	376
Total Current assets	40,053	34,932
Total Assets	99,730	98,044
Equity
Equity attributable to owners of the parent	25,737	28,537
Non-controlling interests	124	138
Total Equity	25,861	28,675
Liabilities
Long-term debt	17,036	8,025
Employee benefits liabilities	8,328	8,507
Provisions	4,966	5,027
Other financial liabilities	280	124
Deferred tax liabilities	1,845	1,628
Tax liabilities	248	278
Other liabilities	2,129	2,426
Total Non-current liabilities	34,832	26,015
Trade payables	20,576	21,616
Short-term debt and current portion of long-term debt	4,081	4,876
Employee benefit liabilities	592	544
Provisions	7,255	8,978
Other financial liabilities	353	194
Tax liabilities	228	122
Other liabilities	5,749	6,788
Liabilities held for sale	203	236
Total Current liabilities	39,037	43,354
Total Equity and liabilities	€ 99,730	€ 98,044